UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2005




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TOTAL RETURN STRATEGY FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2005

[LOGO OF USAA]
   USAA(R)

                          USAA TOTAL RETURN
                                    STRATEGY Fund(SM)

                                [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

                                               S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       13

    Financial Statements                                                    14

    Notes to Financial Statements                                           17

EXPENSE EXAMPLE                                                             26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                                "

                                                AS WE MOVE INTO THE SECOND HALF
[PHOTO OF CHRISTOPHER W. CLAUS]                  OF THE YEAR, 2005 SEEMS MORE
                                                      AND MORE LIKE 2004.

                                                                "

                                                                       July 2005
--------------------------------------------------------------------------------

                 As we move into the second half of the year, 2005 seems more and more like 2004. For 10 months last year, the equity markets remained relatively flat as investors worried about job creation, earnings growth, and potential terrorist attacks during the Olympics, the Democratic and Republican national conventions, and the presidential election itself. Only after the cloud of uncertainty was lifted did the markets rally in the final two months of the year.

                 In 2005, uncertainty has once again kept equity performance in check. The issue at hand is the Federal Reserve Board's (the Fed's) policy on short-term interest rates. Stockholders may not see a significant increase in equity prices until a clearer picture of the Fed's intentions emerges. In our opinion, the Fed will continue its program of measured rate increases until near year-end.

                 Another element of uncertainty is the price of oil. If oil prices stay above $60 a barrel, they are likely to slow the global economy and undermine corporate earnings. Currently the U.S. economy is on solid footing, although the manufacturing sector has shown some weakness. We expect to see gradual job growth. Corporate earnings should remain in line with or above market expectations, though slower in our year-over-year comparisons. We also believe inflation is under control - except at the gas pump.

                 Long-term interest rates will influence what happens in the stock market and dictate what happens in the bond market. Although the Fed sets short-term rates, market sentiment controls longer - term rates. Bond investors have kept rates low because they seem

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 to think the Fed is approaching the end of its tightening cycle and that it can keep a lid on inflation.

                 For investors in index funds whose returns are based on the performance of the overall market or a particular sector, the current uncertainty demands the same patience they exhibited in 2004. Those who waited for the stock market to come to them received most of their gains in November and December.

                 For investors looking for a unique approach to asset diversification, USAA has created the USAA Total Return Strategy Fund(SM). With strict risk parameters assigned to each asset class, this Fund complements almost any portfolio. Its goal is to be fully invested in either the stock market or bond market only when one of these markets appears to offer a compelling risk/reward opportunity. Otherwise, the Fund will be invested in money market instruments. As a result, it can limit exposure to the stock and bond markets during severe market corrections.

                 At USAA, we are proud to continue offering valuable investment options to shareholders. From all of us here, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 THE USAA TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. O AT ANY GIVEN TIME, SUBSTANTIALLY ALL OF THE USAA TOTAL RETURN STRATEGY FUND'S ASSETS WILL BE INVESTED IN EITHER (1) STOCK-BASED EXCHANGE-TRADED FUNDS (ETFS); (2) INVESTMENT-GRADE BONDS THROUGH ETFS OR DIRECT INVESTMENT; OR (3) CASH EQUIVALENTS THROUGH DIRECT INVESTMENT IN MONEY MARKET INSTRUMENTS OR A MONEY MARKET FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF STUART H. WESTER]               [PHOTO OF PAMELA BLEDSOE NOBLE]
STUART H. WESTER, CFA                     PAMELA BLEDSOE NOBLE, CFA
   USAA Investment Management Company         USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 From its inception date on January 24, 2005, through June 30, 2005, the USAA Total Return Strategy Fund had a total return of -0.75%. This compares to a total return of 3.21% for the S&P 500 Index and a 2.53% return for the Lipper Flexible Portfolio Funds Index for the period of January 24, 2005, through June 30, 2005.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

                 The objective is to seek a positive return every calendar year and to achieve returns greater than the S&P 500 Index, with less risk, over the long term. "Long term" is defined as five years or more, since this period of time usually encompasses a full market cycle. A full market cycle includes both a bull and a bear market.

HOW DOES THE FUND EXPECT TO ACHIEVE ITS INVESTMENT OBJECTIVE?

                 The strategy is to shift the Fund's assets among stock-based exchange-traded funds, investment-grade bonds or cash equivalents so that, at any given time, virtually all of the Fund's assets will be invested in one of these three asset classes. It is important to note that the Fund will invest in the stock or bond markets only when these markets appear to offer a compelling risk/reward opportunity. Otherwise, the Fund will be invested in money market instruments.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS

                 THIS FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE FUND INVESTED DURING THE PERIOD?

                 Approximately 35% of the time, the Fund was invested in stock-based exchange-traded funds, and 65% of the time in money market instruments. It was not invested in bonds during the period.

WHAT PURPOSE DOES THE FUND SERVE FOR THE AVERAGE INVESTOR?

                 If you look at the history of the stock market back to 1900, you will see that there have been three distinct periods, each lasting well over a decade, when stocks went up and down in broad cycles but made little progress, essentially moving sideways. Together, these periods represent 49 of the 105 years since 1900, or almost half the time, as shown in the chart below. These periods produced sub-par returns.

                  [PHOTO OF DOW JONES INDUSTRIAL AVERAGE
               MONTHLY DATA 1/31/1900-6/30/2005 (LOG SCALE)]


SOURCE: NED DAVIS RESEARCH GROUP

THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 If you look at the market so far this decade, it is possible we have entered another one of these extended sideways movements. Therefore, we wanted to create a fund that had the potential to produce attractive returns in such an environment. At the same time, the strategy also needed to provide the potential to deliver attractive returns if we experience an extended bull market like that of the 1990s. In effect, the Fund seeks to produce an attractive return regardless of the investment environment.

                 The Fund may also enhance diversification of an investor's total portfolio. The essence of diversification is to own assets that generally behave differently in a given investment environment. The Fund is expected to behave differently than other asset classes such as stocks or bonds. By including the Fund in your portfolio, the diversification of your total portfolio may be enhanced.

                 Finally, because the Fund makes the decisions of when to invest in the stock and bond markets, it takes that burden off an investor who wants a more active investment approach.

WHAT ARE YOUR THOUGHTS ON THE FUND'S PERFORMANCE COMPARED TO THE S&P 500 INDEX DURING THE REPORTING PERIOD?

                 The Fund was not designed to outperform the S&P 500 Index every reporting period. The focus is on outperforming it over a full market cycle, which encompasses both a bull and a bear market.

ARE THERE ANY OTHER IMPORTANT ISSUES SHAREHOLDERS SHOULD UNDERSTAND ABOUT THE FUND?

                 Yes. One is that there will be times when the Fund is not invested in either stocks or bonds, even when these markets are rising. That's because there may be significant risk associated with those rising markets, and we do not want to commit

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 shareholders' money when the risk exceeds the potential reward. In baseball, hitters often look for the "fat pitch," one that's easier to hit. That's what we're trying to do in the stock and bond markets, hit the fat pitch.

                 Second, the Fund is designed to avoid or reduce big losses, which is one of the keys to investing successfully over the long term. Since World War II, the median decline of a bear market, as measured by the S&P 500 Index, is 27%. If you lose 27% of your money, you have to then earn 37% just to get back to even. So the Fund is very sensitive to losing money, and therefore particular about the conditions required before we will invest.

                 Third, investors in the Fund need to have a long-term investment time horizon and be willing to be patient and maintain their investment at least through a full market cycle. Because the Fund is designed to reduce big losses while still participating to a significant degree in strong upward moves, it will probably take a full market cycle for the full potential of the Fund to be evident.

DO YOU EXPECT TO BE IN STOCKS DURING THE SECOND HALF OF 2005?

                 We were in money market instruments at the end of the reporting period. If our proprietary indicators give us a buy signal, we will move into stock-based exchange-traded funds. We don't want to speculate on whether a buy signal will occur.

                 We thank you, our shareholders, for investing in this innovative mutual fund. We are very confident in the Fund's strategy and believe it responds to a very specific and critical need in today's market.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Shifts the Fund's assets among stocks, investment-grade bonds, or cash equivalents. Generally invests at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds (ETFs),
                 (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

----------------------------------------------------------------------------
                                                                  6/30/05
----------------------------------------------------------------------------
Net Assets                                                    $154.6 Million
Net Asset Value Per Share                                          $9.86

----------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
----------------------------------------------------------------------------

SINCE INCEPTION ON 1/24/05*                                   -0.75%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN
 IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            CUMULATIVE PERFORMANCE COMPARISON

          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                             LIPPER FLEXIBLE      USAA TOTAL
                                PORTFOLIO           RETURN
          S&P 500 INDEX        FUNDS INDEX       STRATEGY FUND
          -------------      ---------------     -------------
1/24/05     $10,000.00         $10,000.00         $10,000.00
1/31/05      10,152.39          10,126.44          10,000.00
2/28/05      10,365.92          10,317.34          10,020.00
3/31/05      10,182.55          10,134.26           9,854.00
4/30/05       9,989.52           9,949.08           9,874.07
5/31/05      10,307.10          10,178.67           9,884.10
6/30/05      10,321.87          10,253.39           9,925.25

                        [END CHART]

                 DATA SINCE FUND INCEPTION ON 1/24/05 THROUGH 6/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

                 o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Flexible Portfolio Funds Index tracks the
                   performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                            PERCENTAGE OF TIME INVESTED
                                 IN ASSET CLASSES

              [PIE CHART OF ASSET CLASSES]

Stock-Based Exchange-Traded Funds            35%
Money Market Instruments                     65%

                  [END PIE CHART]

                 DATA SINCE FUND INCEPTION ON 1/24/05 THROUGH 6/30/05.

                 THE PERCENTAGE OF TIME INVESTED IN ASSET CLASSES IS CALCULATED BY DIVIDING THE NUMBER OF MARKET DAYS (INCLUDING DAYS WHEN THE MARKET WAS CLOSED DUE TO HOLIDAY) IN THE PERIOD THAT THE FUND HELD THE PARTICULAR ASSET CLASS AS OF THE CLOSE OF THE MARKET DAY, BY THE TOTAL NUMBER OF MARKET DAYS IN THE PERIOD, WHICH CONSISTED OF 114 DAYS FROM 1/24/05 THROUGH 6/30/05.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                         MARKET
    AMOUNT                                                                          VALUE
     (000)    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (99.7%)(a)
   $25,000    Bear Stearns & Co., Inc., 3.25%, acquired on 6/30/2005 and due 7/01/2005 at $25,000 (collateralized by $25,000 of
                Federal Home Loan Bank Bonds(b), 5.75%, due 6/30/2025; and
                $420 of U.S. Treasury Notes, 2.38%, due 8/15/2006; combined
                market value $25,504)                                            $ 25,000
    69,119    UBS Securities LLC, 3.35%, acquired on 6/30/2005 and
                due 7/01/2005 at $69,119 (collateralized by $65,340 of Fannie
                Mae Notes(b), 4.63%-6.25%, due 2/01/2011-5/01/2013; market
                value $70,506)                                                     69,119
    60,000    Wachovia Securities, Inc., 3.28%, acquired on 6/30/2005 and due 7/01/2005 at $60,000 (collateralized by $61,055 of
                Federal Home Loan Bank Bonds(b), 3.00%-6.33%, due 7/01/2005-
                11/15/2024; market value $61,201)                                  60,000
                                                                                 --------
                                                                                  154,119
                                                                                 --------

              TOTAL INVESTMENTS (COST: $154,119)                                 $154,119
                                                                                 ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (b) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

ASSETS
   Repurchase agreements                                                    $154,119
   Receivables:
      Capital shares sold                                                        531
      Dividends and interest                                                      14
      USAA Investment Management Company (Note 5C)                               112
   Prepaid expenses                                                               28
                                                                            --------
         Total assets                                                        154,804
                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     52
   Accrued management fees                                                        79
   Accrued transfer agent's fees                                                   5
   Other accrued expenses and payables                                            28
                                                                            --------
         Total liabilities                                                       164
                                                                            --------
            Net assets applicable to capital shares outstanding             $154,640
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $156,080
   Accumulated undistributed net investment income                                14
   Accumulated net realized loss on investments                               (1,454)
                                                                            --------
            Net assets applicable to capital shares outstanding             $154,640
                                                                            ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                15,689
                                                                            ========
   Net asset value, redemption price, and offering price per share          $   9.86
                                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
PERIOD ENDED JUNE 30, 2005* (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                              $   371
   Interest                                                                   942
                                                                          -------
      Total income                                                          1,313
                                                                          -------
EXPENSES
   Management fees                                                            300
   Administration and servicing fees                                           69
   Transfer agent's fees                                                      105
   Custody and accounting fees                                                 18
   Postage                                                                      7
   Shareholder reporting fees                                                   3
   Trustees' fees                                                               3
   Registration fees                                                           53
   Professional fees                                                           19
   Other                                                                        2
                                                                          -------
      Total expenses                                                          579
   Expenses paid indirectly                                                    (1)
   Expenses reimbursed                                                       (112)
                                                                          -------
      Net expenses                                                            466
                                                                          -------
NET INVESTMENT INCOME                                                         847
                                                                          -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                      $(1,454)
                                                                          -------
   Decrease in net assets resulting from operations                       $  (607)
                                                                          =======

   * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
PERIOD ENDED JUNE 30, 2005* (UNAUDITED)

FROM OPERATIONS
   Net investment income                                                           $    847
   Net realized loss on investments                                                  (1,454)
                                                                                   --------
      Decrease in net assets resulting from operations                                 (607)
                                                                                   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               (833)
                                                                                   --------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                        162,477
   Shares issued for dividends reinvested                                               654
   Cost of shares redeemed                                                           (7,051)
                                                                                   --------
      Increase in net assets from capital share transactions                        156,080
                                                                                   --------
   Net increase in net assets                                                       154,640
NET ASSETS
      End of period                                                                $154,640
                                                                                   ========
   Accumulated undistributed net investment income
      End of period                                                                $     14
                                                                                   ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                       16,337
   Shares issued for dividends reinvested                                                66
   Shares redeemed                                                                     (714)
                                                                                   --------
      Increase in shares outstanding                                                 15,689
                                                                                   ========

   * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as non-diversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk. The Fund commenced operations on January 24, 2005.

         As a non-diversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

                2. Investments in open-end investment companies, other than
                   ETFs, are valued at their net asset value (NAV) at the end of each business day.

                3. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                4. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                5. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

                   value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

                both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the period ended June 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $1,000.

             F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

         that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the period ended June 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the period ended June 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2005, were $239,370,000 and $237,917,000, respectively.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

         The cost of securities, including short-term securities, at June 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets. For the period ended June 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $300,000.

                Beginning with the month ending February 28, 2006, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended February 28, 2006, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

                of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the period ended June 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $69,000.

             C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. For the period ended June 30, 2005, the Fund incurred reimbursable expenses of $112,000.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

             D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out - of - pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the period ended June 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $105,000.

             E. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2005, the Association and its affiliates owned 2,500,000 shares (15.9%) of the Fund.

                Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                 PERIOD ENDED
                                                                                   JUNE 30,
                                                                                     2005*
                                                                                 ------------
Net asset value at beginning of period                                             $  10.00
                                                                                   --------
Income (loss) from investment operations:
   Net investment income(a)                                                             .09
   Net realized and unrealized loss                                                    (.16)
                                                                                   --------
Total from investment operations                                                       (.07)
                                                                                   --------
Less distributions:
   From net investment income                                                          (.07)
                                                                                   --------
Net asset value at end of period                                                   $   9.86
                                                                                   ========
Total return (%)**                                                                     (.75)
Net assets at end of period (000)                                                  $154,640
Ratio of expenses to average net assets (%)***(b,c,d)                                  1.00
Ratio of expenses to average net assets, excluding reimbursements (%)***(b,c)          1.24
Ratio of net investment income to average net assets (%)***(b)                         1.82
Portfolio turnover (%)                                                               217.92

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the period ended June 30, 2005, average net assets were $107,785,000.
(a) Calculated using average shares. For the period ended June 30, 2005, average shares were 9,762,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective January 24, 2005, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

26

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 24, 2005, through June 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                               BEGINNING             ENDING            DURING PERIOD*
                                             ACCOUNT VALUE        ACCOUNT VALUE      JANUARY 24, 2005 -
                                            JANUARY 24, 2005      JUNE 30, 2005        JUNE 30, 2005
                                            -----------------------------------------------------------
         Actual                                $1,000.00              $ 992.50              $4.30
         Hypothetical
            (5% return before expenses)         1,000.00              1,017.32               4.36

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 158 days/365 days (to reflect the current period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.75%) since the Fund's inception date of January 24, 2005, through June 30, 2005.

28

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32

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------
   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48704-0805                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST, Total Return Strategy Fund

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    AUGUST 24, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    AUGUST 29, 2005
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    AUGUST 29, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.